Debt - Outstanding Debt (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Debt
Total debt	$ 966	$ 946
Less: short-term debt and current portion of long-term debt	24	4
Total long-term debt	942	942
Term Loan Facility due August 2024
Debt
Total debt	354	356
Senior Secured Notes due July 2025
Debt
Total debt	219	217
Senior Unsecured Notes due July 2025
Debt
Total debt	373	372
Other
Debt
Total debt	$ 20	$ 1